Warrant derivative liability (Sponsors warrants) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2008 Sponsor Warrants [Member]	Dec. 31, 2011 Sponsor Warrants [Member]	Dec. 31, 2012 Sponsor Warrants [Member]	Dec. 31, 2010 Sponsor Warrants [Member]
Warrant Activity [Line Items]
Warrants issued in private offering to the "Sponsors"				1,550,000
Warrants forfeited				1,300,000
Warrants transferred to equity firm				250,000
Exercise price of warrant issued					8.00
Warrant, cap price					11.50
Warrant exercise price per share, after price cap exceeded					$ 0.01
Warrants repurchased		1,270,273			250,000
Warrants repurchased, value					$ 125,000
Warrants repurchased, average price per share					$ 0.50
Warrants outstanding	892,421	892,421	2,162,694				250,000